Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	€ 723.7	€ 746.9	€ 1,438.9	€ 1,507.0
United Kingdom
Disclosure of geographical areas [line items]
Revenue	188.2	196.9	386.0	416.2
Italy
Disclosure of geographical areas [line items]
Revenue	77.8	78.3	176.0	188.2
Germany
Disclosure of geographical areas [line items]
Revenue	75.7	84.3	172.0	190.3
France
Disclosure of geographical areas [line items]
Revenue	46.7	50.3	91.7	102.4
Croatia
Disclosure of geographical areas [line items]
Revenue	48.0	47.7	70.4	67.5
Sweden
Disclosure of geographical areas [line items]
Revenue	33.7	33.9	68.3	69.4
Serbia
Disclosure of geographical areas [line items]
Revenue	48.5	51.3	69.7	72.6
Austria
Disclosure of geographical areas [line items]
Revenue	29.2	28.7	65.0	65.7
Norway
Disclosure of geographical areas [line items]
Revenue	29.5	27.7	64.0	58.3
Spain
Disclosure of geographical areas [line items]
Revenue	18.6	20.0	37.9	40.3
Switzerland
Disclosure of geographical areas [line items]
Revenue	17.1	17.4	37.0	36.5
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 110.7	€ 110.4	€ 200.9	€ 199.6